DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 03, 2025	Jan. 28, 2025	Jan. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Reverse stock split	1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.
Common stock, par value		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Net loss				$ 857,644	$ 313,507	$ 2,757,687	$ 920,418
Cash and cash equivalents				96,485		156,087	152,417
Accumulated deficit				$ 5,632,343		$ 4,774,699	$ 2,017,012
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.	1-for-140
Common stock, par value		$ 0.001	$ 0.001